INCOME TAXES (Schedule of Loss before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Domestic (Israel)	$ 11,138	$ 13,859	$ 13,370
Foreign	(404)	(276)	258
Loss (income) before taxes	$ 10,734	$ 13,583	$ 13,628